UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

BINOM DEPOSITOR, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

_______________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

   X      Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001859002

                                       BINOM Securitization Trust 2021-INV1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Nicholas Menzies, 212-390-2477

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuing Entity

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

BINOM DEPOSITOR, LLC

Date: October 15, 2021	By:	/s/ Nicholas Menzies
Name: Nicholas Menzies
Title: Chief Executive Officer

EXHIBIT INDEX

Exhibit Number

99.1 - Third Party Due Diligence Report - AMC Executive Summary

Schedule 1 - Rating Agency Grades Report

Schedule 2 - Exception Grades Report

Schedule 3 - Valuation Summary Report

Schedule 4 - Supplemental Data

Schedule 5 - Data Compare Summary

99.2 - Third Party Due Diligence Report - Phoenix Executive Summary

Schedule 1 - Rating Agency Grades

Schedule 2 - Rating Agency Exceptions Report

Schedule 3 - Valuation Report

Schedule 4 - Supplemental Data

Schedule 5 - Data Compare Detail Report

99.3 - Third Party Due Diligence Report - Consolidated Executive Summary

Schedule 1 - Loan Summary

Schedule 2 - Findings

Schedule 3 - Data Integrity

Schedule 4 - Valuation Findings

Schedule 5 - Property Data

99.4 - Third Party Due Diligence Report - Evolve Executive Summary

Schedule 1 - Rating Agency Grades

Schedule 2 - Exception Detail

Schedule 3 - Valuation Report

Schedule 4 - Data Compare

Schedule 5 - Data Integrity Results Summary